Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Summary of assumptions used for grant date fair value under binomial tree option pricing model
The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 20 17	Year ended December 31, 20 18	Year ended December 31, 20 19
Fair value of ordinary share (US$)	0.41	0.69~0.86	0.42~0.94
Risk-free interest rates	1.60%	1.75%~3.10%	2.57%~ 3.73%
Expected volatility range	43.4%	50.1%~57.2%	57.2%~59.2%
Expected dividend yield	0%	0%	8.61%~8.72%
Fair value per option granted (US$)	0.41	0.14~0.86	0.22~0.27

Schedule of share-based compensation expenses by function
The following table summarizes the total share-based compensation expenses recognized by the Group:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Research and development	—	8,803
Selling and marketing	—	95
General and administrative	10,721	3,107

	10,721	12,005

Schedule of share-based compensation expense by function
Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	762	206	524	75
Research and development	20,691	14,224	59,771	8,586
Selling and marketing	39	8,967	3,818	548
General and administrative	51,824	61,721	63,327	9,096

	73,316	85,118	127,440	18,305

2014 Restricted Share Plan
Restricted shares activity
The following table summarizes the Company’s restricted shares with an option feature activity under the 2014 Restricted Shares Plan during the year ended December 31, 2019:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	30,652,305	0.22	1.15	5.31	11,835
Granted	6,820,900	0.03	0.60
Forfeited	(7,159,989)	0.13	0.81
Exercised	(4,940,498)	0.10	1.08
Modified in August 2019	(9,883,063)	0.34	1.05
Outstanding at December 31, 2019	15,489,656	0.15	1.15	4.31	3,331
Vested and expected to vest at December 31, 2019	15,489,656
Exercisable as at December 31, 2019	6,740,544

2013 Incentive Scheme
Restricted shares activity
The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2019:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	44,791,941	0.33	1.13	5.01	12,546
Granted	—	—	—
Forfeited	(3,417,123)	0.34	1.02
Exercised	(2,111,675)	0.15	1.59
Modified in August 2019	(6,012,119)	0.34	1.10
Outstanding at December 31, 2019	33,251,025	0.34	1.13	4.01	765
Vested and expected to vest at December 31, 2019	33,251,025

Exercisable as at December 31, 2019	33,251,025

2011 Share Award Scheme
Restricted shares activity
The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2019:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	5,739,320	1.06
Granted	2,189,310	0.37
Vested	(2,452,468)	1.08
Forfeited	(1,409,359)	1.05

Unvested at December 31, 2019	4,066,803	0.69

Restricted shares with an option feature | 2014 Restricted Share Plan
Summary of assumptions used in calculating fair value of options
The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2019
Fair value of ordinary share (US$)	0.84~1.21	0.85~1.29	0.36~0.68
Risk-free interest rates	2.81%~2.99%	3.49%~3.59%	1.70%~3.25%
Expected volatility range	55.9%~58.0%	55.5%~57.0%	57.1%~62.9%
Expected dividend yield	0%	0%	0%
Expected exercise multiple	2.2	2.2	2.2
Fair value per option granted (US$)	0.55~0.93	0.66~1.23	0.36~0.68

Restricted shares with an option feature | 2013 Incentive Scheme
Summary of assumptions used in calculating fair value of options
The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2019
Fair value of ordinary share (US$)	0.84~1.21	1.06~1.43	—
Risk-free interest rates	2.78%~2.99%	2.97%~3.58%	—
Expected volatility range	56.1%~57.5%	56.3%~57.2%	—
Expected dividend yield	0%	0%	—
Expected exercise multiple	2.2	2.2	—
Fair value per option granted (US$)	0.53~0.88	0.79~1.15	—